Prospectus Supplement

August 28, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 28, 2008 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2008 of:

Large Cap Relative Value Portfolio

The footnote †† to the Redemption Fee line item in the section of the Prospectus entitled "Fees and Expenses of the Portfolios" is hereby deleted and replaced with the following:

††  Payable to the Portfolio on shares redeemed within 30 days of purchase (seven days with respect to the Capital Growth, Focus Growth, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios). The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I and Class P Shares," "Shareholder Information—How To Redeem Class H Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

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The first sentence of the seventh paragraph of the section of the Prospectus entitled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced with the following:

Class I and Class P shares of a Portfolio redeemed within 30 days (seven days with respect to the Capital Growth, Focus Growth, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios) of purchase will be subject to a 2% redemption fee, payable to the Portfolio.

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The fifth sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

An exchange of shares of a Portfolio held for less than 30 days (seven days with respect to the Capital Growth, Focus Growth, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios) from the date of purchase will be subject to the 2% redemption fee described above.

Please retain this supplement for future reference.

MSIFTSPT

Statement of Additional Information Supplement

August 28, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 28, 2008 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2008:

The second sentence of the second paragraph of the section of the Statement of Additional Information entitled "Redemption of Shares" is hereby deleted and replaced with the following:

Shares of the Active International Allocation, Emerging Markets, Emerging Markets Debt, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Growth Active Extension, International Growth Equity, International Magnum, International Real Estate, International Small Cap, Small Company Growth, U.S. Real Estate and Global Value Equity Portfolios redeemed within 30 days of purchase and shares of the Capital Growth, Focus Growth, Large Cap Relative Value and U.S. Small/Mid Cap Value Portfolios redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Portfolio.

Please retain this supplement for future reference.